UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/2013

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.1%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/16	2,500,000	2,781,950
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	12/1/16	1,000,000	1,132,290
Auburn University,
General Fee Revenue	4.00	6/1/15	1,690,000	1,802,165
Arizona--1.8%
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project)	5.00	7/1/17	3,000,000	3,412,710
Pima County,
Sewer System Revenue
Obligations	5.00	7/1/16	2,000,000	2,233,680
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/15/14	3,770,000	3,958,462
California--7.2%
California,
GO	5.00	9/1/16	2,500,000	2,805,575
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,756,754
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/15	2,695,000	2,985,305
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.15	8/1/14	3,625,000	3,703,735
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/15	7,335,000	8,059,331
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.00	12/1/15	5,000,000	5,510,100
California State Public Works
Board, LR (Various Capital
Projects)	4.00	10/1/16	2,000,000	2,179,060
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/16	5,000,000	5,606,650
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,507,198

Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	4.00	7/1/16	2,000,000	2,182,680
Stockton Unified School District,
GO	3.00	7/1/14	700,000	715,120
Colorado--.4%
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000	1,117,750
Jefferson County School District
Number R-1, GO	3.00	12/15/16	1,000,000	1,067,110
Connecticut--1.5%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/15	7,500,000	8,291,625
District of Columbia--.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,364,388
Florida--8.5%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000	1,657,845
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,151,280
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000	5,585,250
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000	3,988,378
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,710,685
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	4.00	4/1/16	1,250,000	1,317,000
Jacksonville Electric Authority,
Electric System Revenue	5.00	10/1/16	1,920,000	2,161,440
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	1,973,173
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,435,799
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/14	3,000,000	3,162,360
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	4,061,405
Miami-Dade County,
Aviation Revenue (Miami
International Airport)

(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,057,250
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,106,581
Sarasota County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/14	1,365,000	1,425,934
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,574,595
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,151,627
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000	1,786,533
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/15	2,080,000	2,281,739
Georgia--2.3%
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,499,900
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,814,725
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	1,000,000	1,127,800
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	3,109,708
Illinois--7.4%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000	3,946,693
Chicago,
Passenger Facility Charge
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/15	1,000,000	1,059,650
Illinois,
GO	5.00	1/1/15	2,665,000	2,823,967
Illinois,
GO	5.00	1/1/16	2,500,000	2,712,675
Illinois,
GO	5.00	7/1/17	5,000,000	5,557,800
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	4.00	6/15/16	2,750,000	2,988,095
Illinois,
Sales Tax Revenue (Build

Illinois Bonds)	5.00	6/15/17	5,570,000	6,355,314
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	5,050,000	5,650,041
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,354,527
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000	6,574,260
Indiana--1.5%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,500,000	2,689,875
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000	2,176,300
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,151,440
Kansas--.7%
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000	1,447,316
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,169,901
Louisiana--1.1%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	5,885,000	6,110,513
Maryland--4.0%
Baltimore County,
Consolidated Public
Improvement GO	5.00	11/1/15	5,600,000	6,182,848
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/16	1,500,000	1,699,530
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/16	7,000,000	7,847,140
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/16	5,105,000	5,741,032
Massachusetts--2.6%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,681,050
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,176,460
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	696,729

Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000	1,372,475
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	4,120,616
Michigan--3.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,204,062
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/15	1,000,000	1,027,180
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/16	1,000,000	1,031,080
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	1/15/15	4,300,000	4,622,672
Michigan Finance Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/15	5,000,000	5,500,400
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000	2,645,225
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/14	2,500,000	2,650,400
Minnesota--1.5%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000	6,239,191
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,731,538
Missouri--2.0%
Missouri Board of Fund
Commissioners, GO (Fourth
State Building)	4.00	10/1/16	3,700,000	4,074,958
Missouri Board of Public
Buildings, Special Obligation
Revenue	4.00	10/1/15	3,000,000	3,230,880
Springfield Public Utilities
Board, COP (Lease/Purchase
Agreement)	5.00	12/1/16	3,000,000	3,373,380
Nebraska--.8%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000	4,177,160
Nevada--1.2%
Clark County School District,
Limited Tax GO (Insured;

Assured Guaranty Municipal
Corp.)	5.00	6/15/14	1,000,000		1,045,660
Nevada,
Highway Revenue (Motor Vehicle
Fuel Tax)	4.00	12/1/17	5,000,000		5,566,250
New Jersey--2.2%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000		5,457,300
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/14	1,795,000		1,853,697
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000		1,763,136
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000		219,975
New Jersey Turnpike Authority,
Turnpike Revenue	0.61	1/1/18	2,500,000	a	2,501,975
New Mexico--1.3%
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000		3,956,801
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000		3,135,090
New York--12.6%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/14	2,120,000		2,253,751
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/1/15	2,750,000		3,015,898
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000		5,614,100
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000		1,122,820
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/18	1,000,000		1,155,480
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000		2,898,523
New York City,
GO	5.00	8/1/15	2,000,000		2,182,180
New York City,
GO	5.00	8/1/16	5,725,000		6,434,557
New York City Health and Hospitals

Corporation, Health System
Revenue	5.00	2/15/15	2,000,000	2,127,700
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/17	2,000,000	2,110,600
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	5,000,000	5,667,350
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/17	5,000,000	5,701,100
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	6,050,000	6,997,430
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,075,190
New York State Dormitory
Authority, School Districts
Revenue (Bond Financing
Program)	5.00	10/1/16	2,825,000	3,157,333
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	5,000,000	5,685,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,576,100
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000	3,481,950
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000	1,673,085
North Carolina--2.7%
Mecklenburg County,
GO	4.00	12/1/16	3,330,000	3,681,315
North Carolina Municipal Power
Agency, Catawba Electric
Revenue	4.00	1/1/18	4,480,000	4,929,434
Wake County,
GO (School Bonds)	5.00	2/1/17	5,100,000	5,819,151
Ohio--1.1%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,560,760
Ohio State University,
General Receipts Bonds	5.00	12/1/14	70,000	74,703
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,195,000	1,275,149
Oklahoma--.4%
Tulsa County Industrial Authority,
Educational Facilities Lease

Revenue (Broken Arrow Public
Schools Project)	4.00	9/1/15	2,100,000	2,238,852
Oregon--.4%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/16	1,750,000	1,953,473
Pennsylvania--6.9%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,048,310
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,061,520
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	4,064,175
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/15	3,400,000	3,654,592
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,072,970
Pennsylvania,
GO	5.00	5/1/17	3,860,000	4,420,626
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	3,500,000	3,630,095
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	10,835,000	12,462,417
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,454,317
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,305,756
South Carolina--.5%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,798,322
Columbia,
Waterworks and Sewer System
Revenue	4.00	2/1/15	1,000,000	1,055,900
Tennessee--1.0%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	5,000,000	5,336,750
Texas--9.6%
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,610,820

Comal Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/1/17	1,590,000	1,809,309
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	1,250,000	1,357,425
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,616,895
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000	2,302,589
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000	2,342,405
Garland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,815,000	1,949,092
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/14	2,785,000	2,966,303
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,780,400
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000	3,029,908
Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	5,172,162
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,502,677
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,205
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,208
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,205
Lower Colorado River Authority,
Revenue	5.00	5/15/14	985,000	1,025,552
Mission Economic Development
Corporation, SWDR (Waste
Management, Inc. Project)	6.00	8/1/13	2,500,000	2,509,675
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	4.25	2/15/16	3,415,000	3,721,291
Sam Rayburn Municipal Power
Agency, Power Supply System

Revenue	5.00	10/1/16	1,000,000	1,108,930
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,549,570
University of Houston System Board
of Regents, Consolidated
Revenue	5.00	2/15/16	4,415,000	4,882,372
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/15	1,900,000	2,080,443
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/16	1,120,000	1,262,923
Waco,
GO	4.00	2/1/16	1,000,000	1,078,110
Utah--1.7%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	4.00	7/1/17	7,000,000	7,743,190
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000	1,565,940
Virginia--3.6%
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,608,657
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000	1,545,510
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,104,860
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,104,860
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,066,753
Virginia Public School Authority,
School Technology and Security
Notes	5.00	4/15/18	5,000,000	5,819,950
Washington--3.8%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/15	1,500,000	1,617,930
King County,
Sewer Revenue	5.00	1/1/16	5,000,000	5,519,150
Port of Seattle,
Intermediate Lien Revenue	3.00	8/1/15	2,400,000	2,506,128
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000	1,157,877
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000	1,607,610
Seattle,

Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000		2,231,600
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000		5,610,250
Wisconsin--.6%
Wisconsin,
GO	5.00	5/1/16	1,500,000		1,675,440
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000		1,438,622
U.S. Related--2.4%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000		2,358,650
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,034,260
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	1,750,000		1,847,353
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000		1,760,493
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000		5,140,100
Virgin Islands Public Finance
Authority, Senior Lien Revenue
(Virgin Islands Matching Fund
Loan Notes)	5.00	10/1/13	1,000,000		1,010,750
Total Long-Term Municipal Investments
(cost $538,052,868)					541,188,738
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.3%	Rate (%)	Date	Amount ($)		Value ($)
Michigan--.1%
University of Michigan Regents,
General Revenue	0.01	7/1/13	300,000	b	300,000
New York--.2%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.06	7/1/13	1,300,000	b	1,300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.08	7/1/13	100,000	b	100,000
Total Short-Term Municipal Investments
(cost $1,700,000)					1,700,000
Total Investments (cost $539,752,868)			100.8%		542,888,738
Liabilities, Less Cash and Receivables			(.8%)		(4,230,192)
Net Assets			100.0%		538,658,546

a	Variable rate security--interest rate subject to periodic change.
b	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2013, net unrealized appreciation on investments was $3,135,870 of which $5,700,081 related to appreciated investment securities and $2,564,211 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	542,888,738	-	542,888,738

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak___
Bradley J. Skapyak President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak__
Bradley J. Skapyak President
Date:	August 20, 2013

By: /s/ James Windels_____
James Windels Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)